CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME
Revenue	¥ 1,375,790	¥ 1,027,373	¥ 1,022,795
Cost of revenue	(728,586)	(580,260)	(613,780)
Gross (loss)/profit	647,204	447,113	409,015
Other income, net	46,630	67,070	20,927
Selling expenses	(29,737)	(13,944)	(11,796)
Administrative expenses	(51,321)	(45,118)	(36,495)
Operating profit/(loss)	612,776	455,121	381,651
Finance income	35,840	16,037	16,596
Finance costs	(1,151)	(3,435)
Net finance income	34,689	12,602	16,596
Profit before tax	647,465	467,723	398,247
Income tax expenses	(165,355)	(121,924)	(108,713)
Profit from continuing operations	482,110	345,799	289,534
Profit/(loss) from discontinued operations, net of tax	(243,337)	24,205	23,058
Net (loss)/profit	238,773	370,004	312,592
Profit attributable to the Company's shareholders:
Profit from continuing operations	483,049	349,983	267,175
Profit/(loss) from discontinued operations	(247,957)	24,255	23,058
Net profit attributable to the Company's shareholders	235,092	374,238	290,233
Profit/(loss) attributable to non-controlling interests
Profit/(loss) from continuing operations	(939)	(4,184)	22,359
Profit/(loss) from discontinued operations	4,620	(50)
Net profit/(loss) attributable to non-controlling interests	¥ 3,681	¥ (4,234)	¥ 22,359
Earnings per share
Basic and diluted earnings per share	¥ 0.57	¥ 0.91	¥ 0.70
Earnings per share - Continuing operations
Basic and diluted earnings per share	¥ 1.17	¥ 0.85	¥ 0.65
Net Profit	¥ 238,773	¥ 370,004	¥ 312,592
Items that will not be reclassified to profit or loss
Exchange differences on transaction of financial statements of the Company	(7,818)	2,966	4,086
Items that are or may be reclassified subsequently to profit or loss
Exchange differences on transaction of financial statements of overseas subsidiaries	1,570	(640)	(776)
Other comprehensive income/(loss), net of nil income tax	(6,248)	2,326	3,310
Total comprehensive income	232,525	372,330	315,902
Total comprehensive income attributable to the Company's Shareholders:
Total comprehensive income attributable to the Company's shareholders	228,844	376,564	293,543
Total comprehensive income attributable to non-controlling interests:
Total comprehensive income/(loss) attributable to non-controlling interests	3,681	(4,234)	22,359
Total comprehensive income	¥ 232,525	¥ 372,330	¥ 315,902